Regulatory Matters - Pending General Rate Case Filings Additional Information (Details) - USD ($) $ in Millions	Feb. 26, 2026	Jan. 27, 2026	Jan. 16, 2026	Jan. 01, 2026	Nov. 14, 2025	Nov. 03, 2025	Oct. 13, 2025	Jul. 01, 2025	Dec. 05, 2024
Illinois
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage		10.75%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments		$ 577
Illinois | Public Utility Authorization Effective Date January 1, 2027
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount		$ 119
Common equity, percentage		52.42%
Debt ratio, percentage		47.58%
Illinois | Public Utility Authorization Effective Date January 1, 2028
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount		$ 15
Common equity, percentage		52.74%
Debt ratio, percentage		47.26%
New Jersey
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage			10.75%
Common equity, percentage			55.18%
Debt ratio, percentage			44.82%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments			$ 1,400
General rate case authorizations, annualized incremental revenues, requested rate increase, amount	$ 139		$ 146
Pennsylvania
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage					10.95%
Common equity, percentage					55.33%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments					$ 1,200
General rate case authorizations, annualized incremental revenues, requested rate increase, amount					169
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount					$ 19
Virginia
Public Utilities, General Disclosures [Line Items]
Common equity, percentage						51.79%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments						$ 115
General rate case authorizations, annualized incremental revenues, requested rate increase, amount						$ 22
Proposed return on equity, percentage						10.75%
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage									10.20%
General rate case authorizations, annualized incremental revenues, estimated and not approved amount								$ 110
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments								$ 750
General rate case authorizations, annualized incremental revenues, requested rate increase, amount				$ 51			$ 62